UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/18 (Unaudited)

COMMON STOCKS (97.0%)(a)
		Shares	Value

Aerospace and defense (4.6%)

Airbus SE (France)		500,842	$59,664,624

Northrop Grumman Corp.		947,190	331,554,388

Raytheon Co.		862,600	187,624,126

			578,843,138
Airlines (0.8%)

Southwest Airlines Co.		1,902,600	110,046,384

			110,046,384
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)		1,197,600	109,376,808

Delphi Technologies PLC (United Kingdom)		391,600	18,698,900

			128,075,708
Automobiles (1.0%)

General Motors Co.		3,012,419	118,538,688

			118,538,688
Banks (14.4%)

Bank of America Corp.		14,339,094	460,284,917

Citigroup, Inc.		5,409,603	408,370,930

JPMorgan Chase & Co.		4,564,746	527,228,163

KeyCorp		4,052,900	85,637,777

Regions Financial Corp.		8,126,000	157,725,660

Wells Fargo & Co.		2,611,740	152,551,733

			1,791,799,180
Beverages (3.0%)

Dr. Pepper Snapple Group, Inc.		1,132,400	131,641,500

Molson Coors Brewing Co. Class B		1,491,887	113,756,384

PepsiCo, Inc.		1,154,300	126,661,339

			372,059,223
Biotechnology (2.5%)

Amgen, Inc.		826,000	151,794,020

Gilead Sciences, Inc.		1,955,700	153,972,261

			305,766,281
Building products (1.0%)

Johnson Controls International PLC		3,526,041	130,005,132

			130,005,132
Capital markets (5.1%)

Charles Schwab Corp. (The)		3,541,900	187,791,538

Goldman Sachs Group, Inc. (The)		547,293	143,899,748

Invesco, Ltd.		1,376,000	44,775,040

KKR & Co. LP		4,924,596	105,681,830

State Street Corp.		1,430,580	151,856,067

			634,004,223
Chemicals (3.1%)

Air Products & Chemicals, Inc.		560,500	90,122,795

CF Industries Holdings, Inc.		1,911,400	78,826,136

DowDuPont, Inc.		3,054,849	214,755,885

			383,704,816
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Germany)(NON)(F)(RES)		39	36

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Germany)(NON)(F)(RES)		16	15

			51
Communications equipment (1.2%)

Cisco Systems, Inc.		3,232,407	144,747,185

			144,747,185
Consumer finance (0.8%)

Capital One Financial Corp.		959,300	93,944,249

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(NON)(F)(RES)		975,809	2,355,905

			96,300,154
Containers and packaging (1.2%)

Ball Corp.		1,922,200	76,791,890

Sealed Air Corp.		1,790,000	75,842,300

			152,634,190
Diversified telecommunication services (2.0%)

AT&T, Inc.		5,216,700	189,366,210

Verizon Communications, Inc.		1,302,570	62,184,692

			251,550,902
Electric utilities (2.0%)

American Electric Power Co., Inc.		1,029,200	67,494,936

Exelon Corp.		2,712,300	100,463,592

NextEra Energy, Inc.		356,100	54,180,615

PG&E Corp.		700,454	28,781,655

			250,920,798
Electrical equipment (0.5%)

Emerson Electric Co.		876,200	62,262,772

			62,262,772
Energy equipment and services (0.7%)

Halliburton Co.		1,981,600	91,985,872

			91,985,872
Equity real estate investment trusts (REITs) (2.6%)

American Tower Corp.		946,241	131,839,759

Boston Properties, Inc.		702,900	83,553,723

Federal Realty Investment Trust		466,700	53,175,798

Gaming and Leisure Properties, Inc.		1,751,546	58,256,420

			326,825,700
Food and staples retail (1.3%)

Kroger Co. (The)		3,708,100	100,563,672

Walgreens Boots Alliance, Inc.		824,600	56,806,694

			157,370,366
Food products (0.7%)

Kraft Heinz Co. (The)		1,221,600	81,908,280

			81,908,280
Health-care equipment and supplies (2.8%)

Becton Dickinson and Co.		910,095	202,059,292

Danaher Corp.		1,546,600	151,226,548

			353,285,840
Health-care providers and services (1.5%)

Cigna Corp.		924,700	181,139,483

			181,139,483
Hotels, restaurants, and leisure (0.9%)

Hilton Worldwide Holdings, Inc.		1,369,199	110,617,587

			110,617,587
Household durables (0.5%)

HC Brillant Services GmbH (acquisition dates ranging from 8/2/13 to 8/31/16, cost $52) (Private) (Germany)(F)(RES)		78	71

PulteGroup, Inc.		2,106,300	59,123,841

			59,123,912
Household products (1.0%)

Kimberly-Clark Corp.		1,075,300	119,272,276

			119,272,276
Independent power and renewable electricity producers (1.3%)

Calpine Corp.(NON)		5,093,582	77,524,318

NRG Energy, Inc.		3,033,800	78,454,068

			155,978,386
Industrial conglomerates (1.0%)

General Electric Co.		2,854,220	40,273,044

Honeywell International, Inc.		563,600	85,165,596

			125,438,640
Insurance (3.4%)

American International Group, Inc.		3,007,878	172,471,725

Assured Guaranty, Ltd.		4,217,580	145,843,916

Hartford Financial Services Group, Inc. (The)		1,922,500	101,604,125

			419,919,766
Internet and direct marketing retail (—%)

Global Fashion Group SA (acquired 8/2/13, cost $2,567,154) (Private) (Luxembourg)(NON)(F)(RES)		60,600	594,449

			594,449
Internet software and services (1.0%)

Alphabet, Inc. Class C(NON)		107,396	118,643,583

			118,643,583
IT Services (2.1%)

DXC Technology Co.		1,565,300	160,505,862

Fidelity National Information Services, Inc.		1,071,700	104,147,806

			264,653,668
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		622,200	42,676,698

			42,676,698
Machinery (0.5%)

Cummins, Inc.		376,400	63,299,188

			63,299,188
Media (2.4%)

Charter Communications, Inc. Class A(NON)		350,459	119,832,446

Comcast Corp. Class A		4,155,100	150,456,171

DISH Network Corp. Class A(NON)		599,600	24,997,324

			295,285,941
Metals and mining (1.4%)

Alcoa Corp.(NON)		3,801,300	170,944,461

			170,944,461
Mortgage real estate investment trusts (REITs) (0.3%)

MFA Financial, Inc.		5,132,105	36,540,588

			36,540,588
Oil, gas, and consumable fuels (9.6%)

Anadarko Petroleum Corp.		1,758,382	100,298,109

ConocoPhillips		3,471,500	188,537,165

EOG Resources, Inc.		1,071,200	108,641,104

Exxon Mobil Corp.		2,855,992	216,312,834

Kinder Morgan, Inc.		2,782,600	45,078,120

Marathon Oil Corp.		11,033,380	160,204,678

Pioneer Natural Resources Co.		225,700	38,420,911

Suncor Energy, Inc. (Canada)		1,962,898	64,614,099

Total SA (France)		2,061,224	117,681,443

Valero Energy Corp.		1,662,500	150,323,250

			1,190,111,713
Personal products (0.4%)

Coty, Inc. Class A		2,626,521	50,744,386

			50,744,386
Pharmaceuticals (5.7%)

AstraZeneca PLC ADR (United Kingdom)(S)		3,692,100	122,540,799

Eli Lilly & Co.		1,326,900	102,197,838

Johnson & Johnson		1,907,370	247,729,216

Merck & Co., Inc.		2,435,491	132,052,322

Pfizer, Inc.		2,804,720	101,839,383

			706,359,558
Road and rail (1.1%)

Union Pacific Corp.		1,049,800	136,736,450

			136,736,450
Semiconductors and semiconductor equipment (2.0%)

Intel Corp.		2,032,200	100,167,138

Texas Instruments, Inc.		1,313,700	142,339,395

			242,506,533
Software (3.3%)

Microsoft Corp.		4,412,500	413,760,125

			413,760,125
Specialty retail (1.7%)

Home Depot, Inc. (The)		513,800	93,650,326

O'Reilly Automotive, Inc.(NON)		481,000	117,455,390

			211,105,716
Technology hardware, storage, and peripherals (1.9%)

Apple, Inc.		1,356,500	241,619,780

			241,619,780
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.		5,437,540	111,578,321

			111,578,321
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		2,152,332	60,932,517

			60,932,517

Total common stocks (cost $8,589,319,398)			$12,052,218,608

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquisition dates ranging from 7/11/16 to 9/14/17, cost $309,306) (Luxembourg) (Private)(NON)(F)(RES)		47,052	$470,783

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		304,344	63,489,202

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(NON)(F)(RES)		2,664	6,432

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(NON)(F)(RES)		46,107	123,034

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(NON)(F)(RES)		67,016	288,965

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(NON)(F)(RES)		97,206	419,140

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(NON)(F)(RES)		50,539	235,043

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(NON)(F)(RES)		109,058	709,524

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(NON)(F)(RES)		824,290	1,990,092

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(NON)(F)(RES)		1,042,310	2,516,459

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(NON)(F)(RES)		3,199,825	7,717,978

Total convertible preferred stocks (cost $47,278,122)			$77,966,652

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal amount/shares	Value

Interest in $208,000,000 joint tri-party repurchase agreement dated 2/28/18 with RBC Capital Markets, LLC due 3/1/18 - maturity value of $103,868,895 for an effective yield of 1.350% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.375% and due dates ranging from 7/15/20 to 1/15/28, valued at $212,167,960)		$103,865,000	$103,865,000

Putnam Cash Collateral Pool, LLC 1.65%(AFF)	Shares	128,151,050	128,151,050

Putnam Short Term Investment Fund 1.54%(AFF)	Shares	198,035,170	198,035,170

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(P)	Shares	610,000	610,000

U.S. Treasury Bills 1.471%, 5/24/18(SEGSF)		$6,054,000	6,031,434

U.S. Treasury Bills 1.493%, 6/7/18(SEGSF)		2,649,000	2,637,408

U.S. Treasury Bills 1.509%, 6/14/18(SEGSF)		2,004,000	1,994,473

U.S. Treasury Bills 1.622%, 6/21/18(SEGSF)		3,420,000	3,402,550

U.S. Treasury Bills 1.687%, 7/5/18(SEGSF)		4,925,000	4,895,718

Total short-term investments (cost $449,628,185)			$449,622,803

TOTAL INVESTMENTS

Total investments (cost $9,086,225,705)			$12,579,808,063

FORWARD CURRENCY CONTRACTS at 2/28/18 (aggregate face value $522,183,923) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	3/21/18	$50,483,456	$49,562,887	$(920,569)
Barclays Bank PLC
	British Pound	Sell	3/21/18	174,996,432	172,085,291	(2,911,141)
Citibank, N.A.
	Canadian Dollar	Sell	4/18/18	29,499,577	30,286,451	786,874
Goldman Sachs International
	British Pound	Sell	3/21/18	138,697,073	136,369,077	(2,327,996)
	Canadian Dollar	Sell	4/18/18	29,499,655	30,281,705	782,050
	Euro	Sell	3/21/18	55,432,841	54,219,206	(1,213,635)
State Street Bank and Trust Co.
	Euro	Sell	3/21/18	50,483,213	49,379,306	(1,103,907)

Unrealized appreciation						1,568,924

Unrealized (depreciation)						(8,477,248)

Total						$(6,908,324)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,423,988,211.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,427,926, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$113,336,650	$341,143,654	$326,329,254	$475,124	$128,151,050
	Putnam Short Term Investment Fund**	229,632,742	313,342,004	344,939,576	624,443	198,035,170

	Total Short-term investments	$342,969,392	$654,485,658	$671,268,830	$1,099,567	$326,186,220
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $128,151,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $122,398,082.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,855,963.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,955,187 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,946,275, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,695,198 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,855,963 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$922,747,481	$—	$594,520
Consumer staples	781,354,531	—	—
Energy	1,164,416,142	117,681,443	—
Financials	3,087,786,327	—	2,355,905
Health care	1,589,227,860	—	—
Industrials	1,146,967,080	59,664,624	51
Information technology	1,425,930,874	—	—
Materials	707,283,467	—	—
Real Estate	326,825,700	—	—
Telecommunication services	312,483,419	—	—
Utilities	406,899,184	—	—
Total common stocks	11,871,922,065	177,346,067	2,950,476
Convertible preferred stocks	—	63,489,202	14,477,450
Short-term investments	198,645,170	250,977,633	—

Totals by level	$12,070,567,235	$491,812,902	$17,427,926

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,908,324)	$—

Totals by level	$—	$(6,908,324)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,568,924	$8,477,248

Total	$1,568,924	$8,477,248

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$517,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018